Investment Contracts (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Disaggregation of Contract Values Between Types of Investment Contracts Held
The following represents the disaggregation of contract value between types of investment contracts held by the Plan (in thousands).

	December 31, 2025	December 31, 2024
Synthetic GICs	$113,632	$113,393
Traditional GICs	—	2,652
Total	$113,632	$116,045